SHARE-BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	6 Months Ended			12 Months Ended
	May 28, 2021 shares	Jul. 15, 2020 USD ($) shares	Dec. 25, 2019 $ / shares shares	Feb. 22, 2019 shares	Oct. 31, 2017 shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 17, 2022 shares	Jun. 30, 2021 $ / shares	Dec. 31, 2019 shares	Oct. 29, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 198,867	$ 30,568	¥ 347,061
Common shares, par value | $ / shares							$ 0.0001		$ 0.0001			$ 0.0001
Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						119,314	$ 18,340	222,027
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						77,628	11,932	112,696
Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 1,925	$ 296	12,338
One Performance Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	75.00%
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized		7,686,081
Restricted share units | Tranche One | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		25.00%
Restricted share units | Tranche One | Second One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	25.00%
Restricted share units | Tranche Two | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	25.00%	25.00%
Restricted share units | Tranche Three | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	25.00%	25.00%
Restricted share units | Tranche Four | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	25.00%	25.00%
Restricted share units | One Performance Condition | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		20.00%
Restricted share units | Two Performance Conditions | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		40.00%
Restricted share units | Three Performance Conditions | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		60.00%
Restricted share units | Four Performance Conditions | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage		80.00%
Share Price Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period	90 days
Share Price Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	75.00%
Share Price Based Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	100.00%
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								2,675
Share based payment award, maximum shares authorized					13,376,865
Share based payment award, stock options granted						0	0		0
Stock options exercisable							2,098,008		2,569,017
2017 Plan | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								2,448
2017 Plan | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								(292)
2017 Plan | Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								519
2017 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period					3 years
2017 Plan | Employee Stock Option | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					50.00%
2017 Plan | Employee Stock Option | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage					50.00%
2017 Plan | Employee Stock Option | Founders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options surrendered			130,000
Share based payment award, stock options surrendered, exercise price | $ / shares			$ 1.0
Common shares, par value | $ / shares			0.0001
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								4,219
Share based payment award, maximum shares authorized				14,005,745									15,452,620
Share based payment award, stock options granted						0	0		0
Stock options exercisable							1,825,101		7,553,236
2018 Plan | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								3,906
2018 Plan | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								55
2018 Plan | Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								258
2018 Plan | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%
2018 Plan | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage				50.00%
2018 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period				2 years
2018 Plan | Employee Stock Option | Dr. Zang
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, stock options granted exercise price | $ / shares			1.0
Common shares, par value | $ / shares			$ 0.0001
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 147	$ 23	374
Share based payment award, maximum shares authorized														100,000
Share based payment award, stock options granted										72,000
Stock options exercisable							48,000		24,000
Stock Option, Exercise Price, Increase | $ / shares										$ 6.09
2019 Plan | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						0	$ 0	0
2019 Plan | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						147	23	374
2019 Plan | Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 0	$ 0	0
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized		10,760,513
Share based payment award, stock options surrendered, exercise price | $ / shares							$ 6.16
Share based payment award, stock options granted						2,026,300	2,026,300		133,913
Share based payment award, stock options granted exercise price | $ / shares							$ 9.20
Stock options exercisable							387,309		192,340
Number of shares unvested						85,082	85,082
2020 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 17,266	$ 2,654	15,438
Share based payment award, vesting percentage		25.00%
2020 Plan | Employee Stock Option | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						5,419	833	10,189
2020 Plan | Employee Stock Option | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						10,749	1,652	3,126
2020 Plan | Employee Stock Option | Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						1,098	169	2,123
2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 28,689	$ 4,410	315,316
Number of shares granted						755,734	755,734
Number of shares cancelled						192,848	192,848
Granted						755,734	755,734
Restricted share units were vested but not issued as ordinary shares						755,734	755,734		1,649,045
2020 Plan | Restricted share units | Third One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares		30 days
Share based compensation equity instruments other than options aggregate fair value vested in period | $		$ 2,000,000
2020 Plan | Restricted share units | Second One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days for calculating the weighted average market value of shares		30 days
Maximum Percentage Reduction In The Weighted Average Market Value Of Shares		20.00%
2020 Plan | Restricted share units | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 16,717	$ 2,570	207,243
2020 Plan | Restricted share units | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						11,144	1,713	99,358
2020 Plan | Restricted share units | Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 828	$ 127	8,715
2020 Plan | Restricted share unit, special awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								8,799
Restricted share units were vested but not issued as ordinary shares										1,328,120
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						1,446,875	1,446,875
2020 Plan | Restricted share unit, special awards | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								3,386
2020 Plan | Restricted share unit, special awards | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								4,690
2020 Plan | Restricted share unit, special awards | Equity in loss of an affiliate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | ¥								723
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting percentage	25.00%
Share based payment award, maximum shares authorized	12,023,618
Share based payment award, stock options surrendered, exercise price | $ / shares							$ 22.15
Share based payment award, stock options granted						2,707,238	2,707,238		2,698,245
Share based payment award, stock options granted exercise price | $ / shares							$ 9.20
Stock options exercisable							565,580		0
Number of shares unvested						374,067	374,067
2021 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 66,805	$ 10,269	86
2021 Plan | Employee Stock Option | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						24,422	3,754
2021 Plan | Employee Stock Option | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						42,383	6,515	86
2021 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 85,960	$ 13,213	154
Number of shares granted						821,215	821,215
Number of shares cancelled						192,126	192,126
Granted						821,215	821,215
Share based payment award, maximum shares authorized	6,011,809
2021 Plan | Restricted share units | Second One Third Portion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Percentage Reduction In The Weighted Average Market Value Of Shares	20.00%
2021 Plan | Restricted share units | Administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 49,317	$ 7,581	154
2021 Plan | Restricted share units | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						¥ 36,643	$ 5,632	¥ 0
2022 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized											13,148,594
Share based payment award, stock options granted						0	0
2022 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, maximum shares authorized											7,670,017